UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment  [_] Amendment Number:
    This Amendment (Check only one.):             [_] is a restatement.
                                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:       FrontFour Capital Group LLC
     Address:    68 Southfield Avenue
                 Two Stamford Landing, Suite 290
                 Stamford, CT 06902

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:  David A. Lorber
     Title: Managing Member of Reporting Manager
     Phone: 203-274-9050

Signature, Place, and Date of Signing:

            /s/ David A. Lorber, Stamford, CT, February 14, 2013

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  3
                                           -------------

Form 13F Information Table Entry Total:            25
                                           -------------

Form 13F Information Table Value Total:      $211,775
                                           -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

      No.        Form 13F File Number        Names
    -----        --------------------        ----------------------
      1          28-                         Stephen Loukas

      2          28-                         David A. Lorber

      3          28-                         Zachary George

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                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AMERICAN INTL GROUP INC       COM NEW        026874784      859    24,321 SH         OTHER     1, 2, 3         0    24,321         0
ATLAS ENERGY LP               COM UNITS LP   04930A104    6,093   175,396 SH         OTHER     1, 2, 3         0   175,396         0
BARNES & NOBLE INC            COM            067774109    5,865   388,660 SH         OTHER     1, 2, 3         0   388,660         0
CEDAR FAIR L P                DEPOSITRY UNIT 150185106    5,855   175,044 SH         OTHER     1, 2, 3         0   175,044         0
CHARTER COMMUNICATIONS INC D  CL A NEW       16117M305    3,734    48,977 SH         OTHER     1, 2, 3         0    48,977         0
CHEMTURA CORP                 COM NEW        163893209    6,633   312,014 SH         OTHER     1, 2, 3         0   312,014         0
CHESAPEAKE ENERGY CORP        COM            165167107    3,128   188,200 SH  PUT    OTHER     1, 2, 3         0   188,200         0
E TRADE FINANCIAL CORP        COM NEW        269246401    5,713   638,300 SH         OTHER     1, 2, 3         0   638,300         0
FERRO CORP                    COM            315405100    6,415 1,534,691 SH         OTHER     1, 2, 3         0 1,534,691         0
FISHER COMMUNICATIONS INC     COM            337756209    9,229   341,938 SH         OTHER     1, 2, 3         0   341,938         0
GRAPHIC PACKAGING HLDG CO     COM            388689101    3,010   465,900 SH         OTHER     1, 2, 3         0   465,900         0
HI-CRUSH PARTNERS LP          COM UNIT LTD   428337109    3,148   208,616 SH         OTHER     1, 2, 3         0   208,616         0
INERGY L P                    UNIT LTD PTNR  456615103    8,422   462,991 SH         OTHER     1, 2, 3         0   462,991         0
ISHARES TR                    RUSSELL 2000   464287655   27,505   326,200 SH  PUT    OTHER     1, 2, 3         0   326,200         0
MRC GLOBAL INC                COM            55345K103    6,656   239,593 SH         OTHER     1, 2, 3         0   239,593         0
MUELLER WTR PRODS INC         COM SER A      624758108      562   100,118 SH         OTHER     1, 2, 3         0   100,118         0
NORTH AMERN ENERGY PARTNERS   COM            656844107    6,718 1,975,754 SH         OTHER     1, 2, 3         0 1,975,754         0
OFFICE DEPOT INC              COM            676220106    4,702 1,433,394 SH         OTHER     1, 2, 3         0 1,433,394         0
PPG INDS INC                  COM            693506107    6,296    46,519 SH         OTHER     1, 2, 3         0    46,519         0
PPG INDS INC                  COM            693506107   22,238   164,300 SH  CALL   OTHER     1, 2, 3         0   164,300         0
SINCLAIR BROADCAST GROUP INC  CL A           829226109    1,197    94,870 SH         OTHER     1, 2, 3         0    94,870         0
SIX FLAGS ENTMT CORP NEW      COM            83001A102   11,201   183,022 SH         OTHER     1, 2, 3         0   183,022         0
SPDR S&P 500 ETF TR           TR UNIT        78462F103   47,380   332,700 SH  PUT    OTHER     1, 2, 3         0   332,700         0
TW TELECOM INC                COM            87311L104    6,571   258,000 SH         OTHER     1, 2, 3         0   258,000         0
WAUSAU PAPER CORP             COM            943315101    2,645   305,408 SH         OTHER     1, 2, 3         0   305,408         0

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